Capital risk management and fair value measurements (Tables)	9 Months Ended
Sep. 30, 2026
Capital risk management and fair value measurements
Schedule of fair value estimation

	At September 30, 2026		At December 31, 2025
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	$'m	$'m	$'m	$'m

Financial liabilities
Borrowings (note 15)	3,129.0	3,140.8	3,234.4	3,312.7